Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

5. Property and Equipment, net

Property and equipment, net consists of the following:

(in thousands)	June 30, 2021 (unaudited)	December 31, 2020 (unaudited)
Computer hardware, software and equipment	$5,893	$5,557
Leasehold improvements	2,184	2,186
Furniture and fixtures	272	271
	8,349	8,014
Less: accumulated depreciation	(7,385)	(7,022)
Property and equipment, net	$964	$992

The Company recorded depreciation and amortization expense of $0.2 million during each of the three months ended June 30, 2021 and 2020 and $0.4 million during each of the six months ended June 30, 2021 and 2020.

5. Property and Equipment

Property and equipment consists of the following:

	December 31,
	2020	2019
Computer hardware, software and equipment	$5,557,034	$5,039,545
Leasehold improvements	2,186,239	2,072,006
Furniture and fixtures	270,943	262,865
	8,014,216	7,374,416
Less: accumulated depreciation and amortization	(7,021,842)	(6,161,390)
	$992,374	$1,213,026

The Company recorded depreciation and amortization expense of $867,000 and $949,006 during the years ended December 31, 2020 and 2019, respectively.